CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - PIF Convertible Notes (Details) - Series D - USD ($) $ in Thousands	1 Months Ended						6 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Oct. 31, 2019	Jun. 30, 2019	Apr. 30, 2019	Mar. 31, 2019	Jun. 30, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Conversion of Convertible Notes							$ 271,985	$ 271,985
Issuance of Class B common stock to Sponsor	$ 200,000	$ 200,000	$ 400,000	$ 200,000	$ 200,000	$ 200,000
Contingent forward contract liability reclassified							39,564	39,563
Total proceeds							$ 1,324,485	$ 1,311,548